NOTE 1: DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Basis of Presentation (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Basis of Presentation	The combined financial statements consist of the historical financial statements of Rose’s SDA Mill business and were prepared in accordance with generally accepted accounting principles in the United States. These statements reflect the combined historical financial position, results of operations, changes in net parent investment and cash flows of the SDA Mill as if such operations had been combined for the period presented. These combined financial statements were prepared in connection with the sale of the SDA Mill and were derived from the accounting records of Minerales Vane S.A. de C.V. (“Minerales Vane 1”) and Minerales VANE Operaciones. Prior to closing, all of the assets and operations related to the SDA Mill were transferred to a newly incorporated entity, Minerales Vane 2 S.A. de C.V. Magellan purchased 100% of the issued and outstanding shares of Minerales Vane 2 and Minerales VANE Operaciones. The assets and liabilities in these combined financial statements have been reflected at Rose’s